Discontinued Operations - Sale of Interactive Offers (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of Interactive Offers
Schedule of Discontinued Operations - Sale of Interactive Offers
	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$-	$158,147
Cost of sales	$-	$11,982
Sales, general and administrative expenses	$-	$339,205
Depreciation and amortization	$-	$-
Income (loss) from discontinued operations	$-	$(193,040)
Accounts receivable net of allowance for doubtful accounts	$-	$-
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$-	$-
Total liabilities	$-	$-

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$158,147	$1,442,279
Cost of sales	$11,982	$446,332
Sales, general and administrative expenses	$333,168	$2,118,480
Depreciation and amortization	$-	$607,103
Loss from discontinued operations	$(187,003)	$(1,729,636)
Accounts receivable net of allowance for doubtful accounts	$-	$67,467
Fixed assets, net of accumulated depreciation	$-	$2,835
Total assets	$-	$1,026,043
Total liabilities	$-	$-